BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans Disclosure [Abstract]
Schedule Of Bank Loans [Table Text Block]	Bank loans consisted of the following:
	2012		2011
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of HongKong	1.5%	$100,256	1.27%-1.39%	$702,866
Total		$100,256		$702,866